FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
11. FAIR VALUE MEASUREMENT

Recurring

The Group measured its financial assets including cash, term-deposits, restricted cash, and equity investments in an investment company, and derivative liabilities at fair value on a recurring basis as of December 31, 2015 and 2016.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2015 and 2016:

		Fair value measurement at reporting date using
		(in thousands)
		Quoted Prices	Significant	Significant
	As of	in Active Markets	Other	Unobservable
	December 31,	for Identical Assets	Observable Inputs	Inputs
Asset Items	2016	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Term deposits	226,755	—	226,755	—
Equity investment in NQ Guotai (Note 7)	23,019	—	—	23,019
Equity investment in Taiyue Wutong Fund (Note 7)	2,767	—	—	2,767
Equity investment in Yuanxin Fund (Note 7)	28,831	—	—	28,831
Equity investment in Qingzhou Fund (Note 7)	708	—	—	708
Total	282,080	—	226,755	55,325

		Fair value measurement at reporting date using (in thousands)
Liability Items	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Derivative liabilities, contingent interest	—	—	—	7,205

		Fair value measurement at reporting date using
		(in thousands)
		Quoted Prices	Significant	Significant
	As of	in Active Markets	Other	Unobservable
	December 31,	for Identical Assets	Observable Inputs	Inputs
Asset Items	2015	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Term deposits	134,055	—	134,055	—
Restricted Cash	1,640	—	1,640	—
Equity investment in NQ Guotai (Note 7)	18,068	—	—	18,068
Equity investment in Taiyue Wutong Fund (Note 7)	2,996	—	—	2,996
Equity investment in Yuanxin Fund (Note 7)	7,700	—	—	7,700
Equity investment in Qingzhou Fund (Note 7)	770	—	—	770
Total	165,229	—	135,695	29,534

A summary of changes in fair value of Level 3 assets and liabilities for the years ended December 31, 2015 and 2016 is as follows:

		Taiyue	Yuanxin	Qingzhou
	NQ Guotai	Wutong Fund	Fund	Fund
	US$	US$	US$	US$
Equity investment
Balance as of January 1, 2015	18,762	—	—	—
Capital injection	—	3,080	7,700	770
Total gain/(loss) included in earnings from equity investment	388	(84)	—	—
Foreign exchange adjustment	(1,082)	—	—	—
Balance as of December 31, 2015	18,068	2,996	7,700	770
Capital injection	14,578	—	21,623	—
Total loss included in earnings from equity investment	(325)	(32)	—	(13)
Impairment loss	(8,302)	—	—	—
Foreign exchange adjustment	(1,000)	(197)	(492)	(49)
Ending balance as of December 31, 2016	23,019	2,767	28,831	708

Liability Items	Contingent Interest
US$
Derivative Liability of contingent interest
Balance as of December 31, 2015	—
Recognized derivative liability, contingent interest	6,048
Fair value changes in derivative liability	1,157
Ending balance as of December 31, 2016	7,205

The Group utilized price of recent investment method to determine the fair value of NQ Guotai,Yuanxin Fund, Qingzhou Fund and Taiyue Wutong Fund.

The Group adopted the Monte Carlo simulation Method (“MCS”) and binomial tree method to estimate the probability, in determining the fair value of the derivative liability bifurcated from the convertible debt. The inputs to the model and major assumptions includes: spot price, risk free rate, dividend yield, time to redemption, volatility, number of steps and trigger price.

Term deposits

The Company’s term deposits include deposits with original maturities of more than three months but equal or less than one year. These term deposits are classified within Level 2, because there generally were no quoted prices as of the reporting dates in active markets for identical time deposits and therefore, in order to determine their fair value, the Company had to use observable inputs other than quoted prices in active markets for identical term deposits. The carrying amounts of term deposits approximate to their fair values due to their short-term maturities.

Restricted cash

The Company’s restricted cash include cash that is deposited in the bank but restricted for guarantee of certain business purpose under an agreement for 12 months and therefore not available for immediate and general use. This restricted cash is classified within Level 2, because there generally were no quoted prices as of the reporting dates in active markets for identical time deposits and therefore, in order to determine their fair value, the Company had to use observable inputs other than quoted prices in active markets for identical restricted cash. The carrying amounts of restricted cash approximate to their fair values due to short-term restricted.

Equity Investment in the Funds

The Group uses equity method to account for equity investment in each of the NQ Guotai, Taiyue Wutong Fund, Yuanxin Fund, and Qingzhou Fund, (“the Funds”). The Funds used fair value method to account for investments conducted by the Funds. The fair value of the equity investments conducted by the Funds represents level 3 valuations as the assumptions used in valuing the investments were not directly or indirectly observable in the market and involved a lot of management judgment.

Non-recurring

The Group measured certain financial assets, including equity method investments excluding investment in the investment company and cost method investments, at fair value on a nonrecurring basis and recorded these assets at fair value only when impairment is recognized. The Group’s non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value on a nonrecurring basis and recorded these assets at fair value only when impairment is recognized. These assets are considered Level 3 assets because the Group used unobservable inputs to determine their fair values. Please refer to Note 7—“Equity Investment, Net”, Note 9— “Intangible assets” and Note 10—“Goodwill”.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables

Accounts receivable and certain other current assets are financial assets with carrying values that approximate to fair value due to their short term nature. Short-term accounts payable and accrued liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The Group estimated fair values of other short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Long-term payables and Other non-current assets

Long-term payables and other non-current assets are financial liabilities and assets with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial.